Note 9 - Goodwill	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Goodwill Disclosure [Text Block]
9.	Goodwill

	Americas	EMEA	Asia Pacific	Consolidated

Balance, December 31, 2015	$106,797	154,356	44,527	305,680
Goodwill acquired during the year	19,665	33,289	-	52,954
Other items	(603)	(266)	-	(869)
Foreign exchange	558	(10,236)	(81)	(9,759)
Balance, December 31, 2016	126,417	177,143	44,446	348,006
Goodwill acquired during the year	62,938	13,672	1,961	78,571
Other items	1,175	-	-	1,175
Foreign exchange	48	24,071	3,259	27,378
Balance, December 31, 2017	190,578	214,886	49,666	455,130
Goodwill	216,849	218,198	49,666	484,713
Accumulated impairment loss	(26,271)	(3,312)	-	(29,583)
	$190,578	$214,886	$49,666	$455,130

A test for goodwill impairment is required to be completed annually, in the Company’s case as of
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired.
No
goodwill impairments were identified in
2017
or
2016.
The accumulated impairment loss reflects a goodwill impairment incurred in
2009.